Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events	18. Subsequent Events On August 4, 2021, the board of directors declared a quarterly cash dividend of $0.15 per common share payable on August 11, 2021 to shareholders of record as of August 9, 2021.